Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Royalties	Total Payments
Total	$ 1,412,418.72	$ 1,412,418.72
Trona Ore Mining Wyoming
Total	$ 1,412,418.72	$ 1,412,418.72